Employee Benefits (Tables)	3 Months Ended
Jan. 31, 2019
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Summary of Employee Benefit Plans Expenses

Employee Benefit Plans' Expenses
(millions of Canadian dollars)	Principal pension plans		Principal non-pension post-retirement benefit plan		Other pension and retirement plans[1]
	For the three months ended
	Jan. 31 2019	Jan. 31 2018	Jan. 31 2019	Jan. 31 2018	Jan. 31 2019	Jan. 31 2018
Net employee benefits expense
Service cost – benefits earned	$81	$102	$4	$4	$2	$3
Net interest cost on net defined benefit liability	(3)	2	5	4	8	7
Past service cost (credit)	–	–	–	–	–	(3)
Defined benefit administrative expenses	3	2	–	–	2	1
Total expense	$81	$106	$9	$8	$12	$8

[1]

Includes Canada Trust (CT) defined benefit pension plan, TD Banknorth defined benefit pension plan, TD Auto Finance retirement plans, and supplemental employee retirement plans. Other employee benefit plans operated by the Bank and certain of its subsidiaries are not considered material for disclosure purposes. The TD Banknorth defined benefit pension plan was frozen as of December 31, 2008, and no service credits can be earned after that date. Certain TD Auto Finance defined benefit pension plans were frozen as of April 1, 2012, and no service credits can be earned after March 31, 2012.

Summary of Bank Contribution to Principal Pension and Non Pension Post Retirement Benefit Plans and Significant Other Pension and Retirement Plans

The following table summarizes the Bank's contributions to its principal pension and non-pension post-retirement benefit plans and the Bank's significant other pension and retirement plans during the three months ended January 31.

Plan Contributions
(millions of Canadian dollars)	For the three months ended
	January 31 2019	January 31 2018
Principal pension plans	$83	$119
Principal non-pension post-retirement benefit plan	4	3
Other pension and retirement plans[1]	9	9
Total	$96	$131

[1]

Includes CT defined benefit pension plan, TD Banknorth defined benefit pension plan, TD Auto Finance retirement plans, and supplemental employee retirement plans. Other employee benefit plans operated by the Bank and certain of its subsidiaries are not considered material for disclosure purposes.